Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about other intangible assets

	Capitalized development expenditures	Patents, concessions and licenses	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2022	€28,965	€802	€3,814	€33,581
Additions	3,589	88	535	4,212
Divestitures	(54)	(6)	(225)	(285)
Change in scope of consolidation	—	31	11	42
Translation differences and other changes	481	1	164	646
At December 31, 2022	32,981	916	4,299	38,196
Additions	4,352	98	270	4,720
Divestitures	(49)	(13)	(334)	(396)
Change in scope of consolidation	5	6	29	40
Translation differences and other changes	(503)	—	(26)	(529)
At December 31, 2023	36,786	1,007	4,238	42,031
Accumulated amortization and impairment losses at January 1, 2022	15,320	459	1,167	16,946
Amortization	1,893	95	166	2,154
Impairment losses and asset write-offs(1)	67	—	6	73
Divestitures	(57)	(3)	(10)	(70)
Change in scope of consolidation	—	(1)	1	—
Translation differences and other changes	54	1	32	87
At December 31, 2022	17,277	551	1,362	19,190
Amortization	2,193	92	200	2,485
Impairment losses and asset write-offs	122	—	—	122
Divestitures	(38)	(11)	(3)	(52)
Change in scope of consolidation	5	5	17	27
Translation differences and other changes	(348)	(3)	(15)	(366)
At December 31, 2023	19,211	634	1,561	21,406
Carrying amount at December 31, 2022	€15,704	€365	€2,937	€19,006
Carrying amount at December 31, 2023	€17,575	€373	€2,677	€20,625
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(1) The €67 million reported for the year ended December 31, 2022 includes €10 million impairment and write-off of Capitalized development expenditure relating to Equity method investments which are reported in Share of the profit/(loss) of equity method investees within the Consolidated Income Statement